UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [   ]; Amendment Number:

This amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Telemark Asset Management, LLC
Address:   One International Place, Suite 2401
           Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian C. Miley
Title:     Chief Financial Officer
Phone:    (617) 526-8910

Signature, Place and Date of Signing
/s/ Brian C. Miley          Boston, Massachusetts      February 11, 2013
________________________    _______________________    _________________
[Signature]                 [City, State]              [Date]
Brian C. Miley, Chief
Financial Officer

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are
     reported by other      reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     40 Data Records

Form 13F Information Table Value Total:     $230,782 (thousands)

Telemark Fund, LP
12/31/2012



                                Title
                                 of                    Value                          SH/ Investment   Other
                                Class     CUSIP       (x$1,000)    Amount   Custodian PRN Discretion  Managers    Sole  Shares  None
ARM HOLDINGS PLC-SPONS ADR      Equity  042068106    22,698,000    600,000  UBS       SH       Sole               600,000
AMAZON.COM INC                  Equity  023135106    20,069,600     80,000  UBS       SH       Sole                80,000
SPDR GOLD TRUST GOLD SHARES NPV Equity  78463V107    12,961,632     80,000  UBS       SH       Sole                80,000
PHILLIPS 66                     Equity  718546104    12,213,000    230,000  UBS       SH       Sole               230,000
BANK OF AMERICA -CORP           Equity  060505104    11,610,000  1,000,000  UBS       SH       Sole             1,000,000
GREEN PLAINS RENEWABLE ENERG    Equity  393222104    10,544,030  1,333,000  UBS       SH       Sole             1,333,000
AGNICO EAGLE MINES COM NPV ISIN
#CA0084741085 SEDOL #2009823    Equity  008474108    10,492,000    200,000  Fidelity  SH       Sole               200,000
NUANCE COMMUNICATIONS INC       Equity  67020Y100     8,928,000    400,000  UBS       SH       Sole               400,000
US AIRWAYS GROUP INC            Equity  90341W108     8,100,000    600,000  UBS       SH       Sole               600,000
GOLDCORP                        Equity  380956409     7,340,000    200,000  UBS       SH       Sole               200,000
DELTA AIR LINES INC             Equity  247361702     7,122,000    600,000  UBS       SH       Sole               600,000
USG CORP                        Equity  903293405     6,736,800    240,000  UBS       SH       Sole               240,000
RITCHIE BROS AUCTIONEERS        Equity  767744105     6,684,800    320,000  UBS       SH       Sole               320,000
ROYAL GOLD INC                  Equity  780287108     6,508,800     80,000  UBS       SH       Sole                80,000
COSTAR GROUP INC                Equity  22160N109     5,362,200     60,000  UBS       SH       Sole                60,000
KENNEDY WILSON HOLDINGS - INC   Equity  489398107     5,242,500    375,000  UBS       SH       Sole               375,000
CORE MARK HLDG CO INC           Equity  218681104     5,208,500    110,000  Fidelity  SH       Sole               110,000
STAG INDUSTRIAL INC             Equity  85254J102     4,941,750    275,000  UBS       SH       Sole               275,000
DELUXE CORP                     Equity  248019101     4,836,000    150,000  UBS       SH       Sole               150,000
LOUISIANA-PACIFIC CORP          Equity  546347105     4,830,000    250,000  UBS       SH       Sole               250,000
WASTE CONNECTIONS INC           Equity  941053100     4,730,600    140,000  UBS       SH       Sole               140,000
HOLLYFRONTIER - CORP            Equity  436106108     4,655,000    100,000  UBS       SH       Sole               100,000
SUNTRUST BANKS INC              Equity  867914103     4,252,500    150,000  UBS       SH       Sole               150,000
QUANEX BUILDING PRODUCTS        Equity  747619104     3,265,600    160,000  UBS       SH       Sole               160,000
INFORMATICA CORP                Equity  45666Q102     3,032,000    100,000  UBS       SH       Sole               100,000
STANLEY BLACK & DECKER INC      Equity  854502101     2,958,800     40,000  UBS       SH       Sole                40,000
GENTHERM - INC                  Equity  37253A103     2,793,021    210,000  UBS       SH       Sole               210,000
Weyerhaeuser Co                 Equity  962166104     2,782,000    100,000  UBS       SH       Sole               100,000
ELDORADO GOLD - CORP            Equity  284902103     2,576,000    200,000  UBS       SH       Sole               200,000
U S PHYSICAL THERAPY INC        Equity  90337L108     2,478,600     90,000  Fidelity  SH       Sole                90,000
UNITED CONTINENTAL HOLDINGS INC
COM USD0.01                     Equity  910047109     2,338,000    100,000  Fidelity  SH       Sole               100,000
CEPHEID INC                     Equity  15670R107     2,031,600     60,000  UBS       SH       Sole                60,000
ADOBE - SYSTEMS                 Equity  00724F101     1,884,000     50,000  UBS       SH       Sole                50,000
KEYCORP                         Equity  493267108     1,684,000    200,000  UBS       SH       Sole               200,000
DUNKIN' BRANDS GROUP - INC      Equity  265504100     1,659,000     50,000  UBS       SH       Sole                50,000
JIVE SOFTWARE INC COM USD0.0001 Equity  47760A108     1,453,000    100,000  Fidelity  SH       Sole               100,000
Plum Creek Timber Co Inc        Equity  729251108     1,331,100     30,000  UBS       SH       Sole                30,000
WORKDAY INC-CLASS A             Equity  98138H101     1,090,000     20,000  UBS       SH       Sole                20,000
SALESFORCE.COM INC              Equity  79466L302       840,500      5,000  UBS       SH       Sole                 5,000
SOUTHWEST AIRLNS CO             Equity  844741108       512,000     50,000  Fidelity  SH       Sole                50,000